Financial Instruments, Fair Value (Details) - Fair Value [Member] - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Forward Exchange Contracts [Member] | Level 1 [Member]
Financial liabilities [Abstract]
Financial liabilities	$ 0	$ 0
Forward Exchange Contracts [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities	1,057	807
Long-term Debt [Member]
Financial liabilities [Abstract]
Financial liabilities	5,644	8,879
Short-term Investments [Member] | Level 1 [Member]
Financial assets [Abstract]
Financial assets	2,918	2,282
Short-term Investments [Member] | Level 2 [Member]
Financial assets [Abstract]
Financial assets	0	0
Forward Exchange Contracts [Member] | Level 1 [Member]
Financial assets [Abstract]
Financial assets	0	0
Forward Exchange Contracts [Member] | Level 2 [Member]
Financial assets [Abstract]
Financial assets	$ 79	$ 318